INVESTMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									$ 17,293	$ 23,243	$ 32,538
OTTI									(257)		(45,293)
Net realized investment gains (losses)	2,691	(177)	10,050	4,472	7,962	4,527	4,291	6,463	17,036	23,243	(12,755)
Net changes in unrealized gains (losses) on investments:									32,855	28,695	95,281
Net realized investment gains (losses) and changes in unrealized gains (losses) on investments									49,891	51,938	82,526
Available-For-Sale Securities
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									10,892	15,590	11,196
OTTI											(4,578)
Net changes in unrealized gains (losses) on investments:									22,393	4,879	45,777
Held-to-Maturity Securities
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									201	120	70
Trading Securities
INVESTMENTS
Net realized investment gains (losses), excluding OTTI										28	67
Equities
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									6,129	7,443	21,350
OTTI									(257)		(40,715)
Net changes in unrealized gains (losses) on investments:									10,462	23,816	49,504
Other
INVESTMENTS
Net realized investment gains (losses), excluding OTTI									$ 71	$ 62	$ (145)